Employee compensation and benefits - Share-based payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Compensation And Benefits [Abstract]
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	$ 478	$ 450	$ 500
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	551	522	546
Conditional share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	521	499	520
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payments	$ 30	$ 23	$ 26